Revenue - Contract - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 15,689,709	₩ 28,057,329
Accumulated contract profit	1,165,262	1,935,732
Accumulated contract loss	(729,880)	(709,097)
Accumulated contract revenue	₩ 16,125,091	₩ 29,283,964